CURRENT AND DEFERRED TAXES - Schedule of composition of current tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Income Tax [Abstract]
Income tax provision, current liabilities	$ 6,281	$ 2,371
Income tax provision, Non-current liabilities	0	0
Income tax provision, total liabilities	6,281	2,371
Total current tax liabilities, current liabilities	6,281	2,371
Total current tax liabilities, non-current liabilities	0	0
Total current tax liabilities, total liabilities	$ 6,281	$ 2,371